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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                                 Form 13F
                            Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2001
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:_____The Adams Express Company____
Address: _7 St. Paul Street, Suite 1140
__________Baltimore, MD 21202__________
__________________________________________
Form 13F File Number: 28-597_________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: ___Christine M. Sloan____
Title: __Assistant Treasurer___
Phone: __(401) 752-5900________
Signature, Place, and Date of Signing:
__(signed)_Christine M. Sloan Baltimore, Md. July 20 2001 [Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]
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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: __________0____
Form 13F Information Table Entry Total: ____111______
Form 13F Information Table Value Total: $_1,567______
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28- NONE____________ ________________________
[Repeat as necessary.]
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                           FORM 13F INFORMATION TABLE

COLUMN 1                              COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5        COL. 6 COLUMN 7         COLUMN 8
-------------------------------       --------   --------  --------   ------------------   ------ --------  ----------------------
                                      TITLE OF               VALUE                           -      OTHER
NAME OF ISSUER                         CLASS      CUSIP    (x$1000)                        INVSTM MANAGERS
                                                                                             T
                                                                                           DSCRET
                                                                                             N
                                                                     SHARES/     SH/P PUT/                     VOTING AUTHORITY
                                                                     PRIN.AMT    RN   CALL
                                                                                                               SOLE    SHARE NONE
                                                                                                                         D
ABBOTT LABORATORIES                     COM      002824100    16,803     350,000 SH        SOLE                350,000
AFFYMETRIX INC.                         COM      00826T108     4,631     210,000 SH        SOLE                210,000
AFFYMETRIX INC.                         PUT      00826T958       878      40,000       PUT
AMBAC FINANCIAL GROUP, INC.             COM      023139108    33,139     569,400 SH        SOLE                569,400
AMERICAN HOME PRODUCTS CORP.            COM      026609107    17,532     300,000 SH        SOLE                300,000
AMERICAN INT'L. GROUP INC.              COM      026874107    65,306     759,375 SH        SOLE                759,375
AMERICAN TOWER CORP 5% CV               DEB      029912AE2     8,000  10,000,000 PRIN      SOLE             10,000,000
ANNUITY AND LIFE RE HOLDINGS            COM      G03910109    18,340     513,000 SH        SOLE                513,000
APPLERA CORP.                           COM      038020103     5,618     210,000 SH        SOLE                210,000
APPLERA CORP.                           PUT      038020952       267      10,000       PUT
BMC SOFTWARE INC.                       COM      055607105     6,987     310,000 SH        SOLE                310,000
BP PLC                                  ADRS     055662104    13,460     270,000 SH        SOLE                270,000
BANKNORTH GROUP, INC.                   COM      06646L100    10,736     474,000 SH        SOLE                474,000
BAXTER INTERNATIONAL                    COM      071813109    24,990     510,000 SH        SOLE                510,000
BEA SYSTEMS INC.                        COM      073325102     4,683     152,500 SH        SOLE                152,500
BEA SYSTEMS INC.                        PUT      073325952     2,159      65,000       PUT
BELLSOUTH CORP.                         COM      079860102    17,719     440,000 SH        SOLE                440,000
BLACK & DECKER CORP.                    COM      091797100    11,838     300,000 SH        SOLE                300,000
BLACK HILLS CORP.                       COM      092113109    22,328     555,000 SH        SOLE                555,000
CALIPER TECHNOLOGIES                    COM      130876105     3,684     175,000 SH        SOLE                175,000
CALIPER TECHNOLOGIES                    PUT      130876955     1,050      50,000       PUT
CALPINE CORP.                           COM      131347106     1,512      40,000 SH        SOLE                 40,000
CALPINE CORP                            CALL     131347906       756      20,000      CALL
CALPINE CORP                            PUT      131347956       900      20,000       PUT
CALPINE CAPITAL TRUST                   PFD      131346207    24,285     182,250 SH        SOLE                182,250
CANADIAN NATIONAL RAILWAY.              COM      136375102     3,443      85,000 SH        SOLE                 85,000
CANADIAN NATIONAL RAILWAY 5.25% PFD    QUIDS     136375409     9,571     170,000 SH        SOLE                170,000
CINERGY CORP.                           COM      172474108    10,485     300,000 SH        SOLE                300,000
CISCO SYSTEMS, INC.                     COM      17275R102    33,397   1,835,000 SH        SOLE              1,835,000
CITIGROUP INC.                          COM      172967101    21,190     401,023 SH        SOLE                401,023
COCA-COLA CO.                           COM      191216100     7,650     170,000 SH        SOLE                170,000
CORNING, INC.                           COM      219350105    19,551   1,170,000 SH        SOLE              1,170,000
DEAN FOODS CO.                          COM      242361103    12,060     300,000 SH          SOLE              300,000
DIAMONDCLUSTER INTER.                   COM      252762109     5,697     447,500 SH          SOLE              447,500
DIAMONDCLUSTER INTER.                   PUT      25278P956       636      50,000       PUT
DUKE ENERGY CORP                        COM      264399106    13,849     355,000 SH          SOLE              355,000
DUKE ENERGY 8.25% UNITS                 PFD      264399585    10,260     400,000 SH          SOLE              400,000
ELAN CORP. PLC                          ADRS     284131208    33,550     550,000 SH          SOLE              550,000
ENGELHARD CORP.                         COM      292845104    13,669     530,000 SH          SOLE              530,000
ENRON CORP.                             COM      293561106    22,050     450,000 SH          SOLE              450,000
ENRON CORP.                             CALL     293561906       735      15,000      CALL
ERICSSON (L.M.) TELEPHONE CO.           COM      294821400    16,983   3,133,333 SH          SOLE            3,133,333
EXXON MOBIL CORP.                       COM      30231G102    13,838     158,418 SH          SOLE              158,418
FEDERAL HOME LOAN MORTGAGE CORP.        COM      313400301    24,150     345,000 SH          SOLE              345,000
GENENTECH, INC.                         COM      368710406    20,662     375,000 SH          SOLE              375,000
GENENTECH, INC.                         PUT      368710956     1,377      25,000       PUT
GENERAL ELECTRIC CO.                    COM      369604103    90,431   1,855,000 SH          SOLE            1,855,000
GLAXOSMITHKLINE PLC                     COM      37733W105    14,070     250,360 SH          SOLE              250,360
GLOBAL CROSSING LTD                     COM      G3921A100     5,564     644,000 SH          SOLE              644,000
GLOBAL CROSSING 5.75% CV                PFD      G3921A134     4,620      40,000 SH          SOLE               40,000
GREENPOINT FINANCIAL CORP.              COM      395384100    16,704     435,000 SH          SOLE              435,000
HCA INC.                                COM      404119109     8,134     180,000 SH          SOLE              180,000
HUMAN GENOME SCIENCES                   COM      444903108    12,050     200,000 SH          SOLE              200,000
ITT INDUSTRIES                          COM      450911102    15,709     355,000 SH          SOLE              355,000
ITT INDUSTRIES                          PUT      450911952       885      20,000       PUT
INTEL CORP.                             COM      458140100    20,182     690,000 SH          SOLE              690,000
INVESTORS FINANCIAL SERV. CORP.         COM      461915100    37,420     558,500 SH          SOLE              558,500
INVESTORS FINANCIAL SERV. CORP.         CALL     461915901     2,697      40,000      CALL
IVEX PACKAGING CORP.                    COM      465855104    13,300     700,000 SH          SOLE              700,000
JOHNSON & JOHNSON                       COM      478160104    18,000     360,000 SH          SOLE              360,000
KEYSPAN CORP.                           COM      49337W100    14,592     400,000 SH          SOLE              400,000
LILLY (ELI) & CO.                       COM      532457108    14,060     190,000 SH          SOLE              190,000
LUCENT TECHNOLOGIES INC.                COM      549463107     3,155     508,920 SH          SOLE              508,920
MEAD CORP.                              COM      582834107    10,856     400,000 SH          SOLE              400,000
MEADIAONE GROUP, INC. 6.25% DUE 2001    PIES     58440J401     4,861      85,000 SH          SOLE               85,000
MELLON BANK CORP.                       COM      585509102    19,320     420,000 SH          SOLE              420,000
MERCK & CO., INC.                       COM      589331107    15,977     250,000 SH          SOLE              250,000
MERCK & CO., INC.                       CALL     589331907       959      15,000      CALL
MINNESOTA MINING & MFG                  COM      604059105    32,519     285,000 SH          SOLE              285,000
MIRANT CORP                             COM      604675108    13,760     400,000             SOLE              400,000
MOTOROLA, INC.                          COM      620076109     8,207     495,622 SH          SOLE              495,622
NEXTEL COMMUNICATIONS, INC.             COM      65332V103    18,200   1,040,000 SH          SOLE            1,040,000
NEXTEL COMM, INC. 5.25%DUE 1/15/2010    DEB      65332VAW3     6,112  10,000,000 PRIN        SOLE           10,000,000
NOKIA CORP. PFD                         ADRS     654902204    40,554   1,840,000 SH          SOLE            1,840,000
NOKIA CORP. PFD                         CALL     654902801     1,653      75,000      CALL
NORTEL NETWORKS LTD                     COM      656569100     5,454     600,000 SH          SOLE              600,000
NORTHWESTERN CORP.                      COM      668074107    11,200     500,000 SH          SOLE              500,000
ORACLE CORP                             COM      68389X105    22,420   1,180,000 SH          SOLE            1,180,000
ORION POWER HOLDINGS                    COM      686286105    17,857     750,000 SH          SOLE              750,000
ORION POWER HOLDINGS                    PUT      686286951       167       7,000       PUT
PALL CORP.                              COM      696429307    14,118     600,000 SH          SOLE              600,000
PEPSICO, INC.                           COM      713448108    13,039     295,000 SH          SOLE              295,000
PETROLEUM & RESOURCES CORP.             COM      716549100    52,150   1,913,761 SH          SOLE            1,913,761
PHARMACIA CORP.                         COM      71713U102    16,951     368,900 SH          SOLE              368,900
PROCTER & GAMBLE CO.                    COM      742718109    10,846     170,000 SH          SOLE              170,000
PROVIDENT BANKSHARES CORP.              COM      743859100     8,355     335,021 SH          SOLE              335,021
QRS CORP.                               COM      74726X105     8,798     530,000 SH          SOLE              530,000
QWEST COMM. INTL INC 5.75% DUE 2003    TRENDS    74912L105    30,263     538,000 SH          SOLE              538,000
RCN CORP                                COM      749361101     1,537     280,000 SH          SOLE              280,000
SBC COMMUNICATIONS INC.                 COM      78387G103    31,566     787,960 SH          SOLE              787,960
SAPIENT CORP                            COM      803062108    11,212   1,150,000 SH          SOLE            1,150,000
SCHLUMBERGER, LTD                       COM      806857108     4,654      88,400 SH          SOLE               88,400
SIEBEL SYSTEMS INC.                     COM      826170102     4,690     100,000 SH          SOLE              100,000
SIEBEL SYSTEMS INC.                     PUT      926170952     1,426      30,000       PUT
SOLECTRON CORP.                         COM      834182107    36,600   2,000,000 SH          SOLE            2,000,000
SUN MICROSYSTEMS INC.                   COM      866810104     7,860     500,000 SH          SOLE              500,000
SYMANTEC CORP.                          COM      871503108     7,973     182,500 SH          SOLE              182,500
TECO ENERGY, INC                        COM      872375100    19,825     650,000 SH          SOLE              650,000
TIFFANY & COMPANY                       COM      886547108    12,677     350,000 SH          SOLE              350,000
TIME WARNER TELECOM                     COM      887319101    13,559     404,500 SH          SOLE              404,500
UNITED PARCEL SERVICE                   COM      911312106    15,317     265,000 SH          SOLE              265,000
UNITED TECHNOLOGIES                     COM      913017109    28,571     390,000 SH          SOLE              390,000
VERTEX PHARMACEUTICALS INC.             COM      92532F993    12,277     248,016 SH          SOLE              248,016
VODAFONE AIRTOUCH PLC                   ADRS     92857T107     6,425     287,500 SH          SOLE              287,500
WACHOVIA CORP.                          COM      929771103    13,519     190,000 SH          SOLE              190,000
WELLS FARGO & CO.                       COM      949746101    25,537     550,000 SH          SOLE              550,000
WILLIAMS COMMUNICATIONS GROUP INC.      COM      969455104     2,688     911,200 SH          SOLE              911,200
WILLIAMS COMPANIES, INC.                COM      969457100    16,475     500,000 SH          SOLE              500,000
WILMINGTON TRUST CORP.                  COM      971807102    13,157     210,000 SH          SOLE              210,000
WORLDCOM, INC.                          COM      98157D106     8,810     550,000 SH          SOLE              550,000
MCI GROUP INC                           COM      98157D304       354      22,000 SH          SOLE               22,000
                                                           1,567,737

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